Income Tax - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Advances from customers	¥ 1,904	¥ 1,153
Accrued payroll and expenses	6,216	1,932
Allowances of doubtful accounts	203
Net operating loss carryforwards	22,751
Advertising expenses in excess of deduction limit	13,781	33,980
Amortization of intangible assets	876
Total deferred tax assets	45,731	37,065
Less: Valuation allowance	(45,618)	(33,980)	¥ (123,938)	¥ (79,869)
Total deferred tax assets, net	113	¥ 3,085
Deferred tax liabilities
Intangible assets acquired from business combinations	16,865
Total deferred tax liabilities	¥ 16,865